DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.9%
6,000,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (a)	08/17/2026	5,692,442
4,200,000	Affirm Asset Securitization Trust, Series 2021-B-B	1.24	% (a)	08/17/2026	3,879,841
6,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	5,136,828
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	% (a)	11/22/2027	3,630,643
2,089,214	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	2,019,469
4,036,468	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	3,543,135
9,806,094	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	8,490,377
3,036,331	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	2,566,747
944,247	College Avenue Student Loans LLC, Series 2017-A-B	4.50	% (a)	11/26/2046	877,355
2,709,598	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	2,589,725
2,396,561	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	% (a)	11/21/2033	2,185,297
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	% (a)(b)	05/27/2042	1,481,884
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,676,756
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	9,124,820
2,490,000	ExteNet LLC, Series 2019-1A-A2	3.20	% (a)	07/26/2049	2,339,890
1,630,445	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	1,597,021
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	% (a)	12/21/2026	9,146,888
3,750,653	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	3,328,383
901,607	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	857,906
18,685,732	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	14,417,388
4,435,988	Jack in the Box Funding LLC, Series 2019-1A-A2II	4.48	% (a)	08/25/2049	4,054,612
11,572,875	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	10,671,157
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	% (a)	08/25/2042	465,005
7,453,339	Lendbuzz Securitization Trust, Series 2022-1A-A	4.22	% (a)	05/17/2027	7,136,724
7,324,377	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	5,583,232
4,648,196	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	% (a)	01/20/2048	3,547,410
7,760,000	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	7,471,538
762,199	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (a)	06/20/2042	730,216
5,855,748	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	4,981,772
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	4,255,271
7,946,058	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	7,404,632
7,499,116	Pagaya AI Debt Selection Trust, Series 2021-5-B	2.63	% (a)	08/15/2029	6,726,395
8,498,998	Pagaya AI Debt Selection Trust, Series 2021-5-C	3.93	% (a)	08/15/2029	7,162,603
16,647,798	Pagaya AI Debt Selection Trust, Series 2022-1-B	3.34	% (a)	10/15/2029	14,997,261
10,090,325	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	9,576,423
7,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	6,681,453
16,799,190	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	12,745,696
2,361,034	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	2,154,469
18,502,270	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	17,483,443
15,905,347	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	15,639,934
30,562,179	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	28,868,179

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
178,873	SoFi Professional Loan Program LLC, Series 2017-A-A2B	2.40	% (a)	03/26/2040	177,425
2,685,287	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,297,440
5,940,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	5,037,718
4,926,188	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	4,328,241
8,000,000	Theorem Funding Trust, Series 2021-1A-B	1.84	% (a)	12/15/2027	7,454,030
10,173,872	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a) (l)	09/15/2038	7,736,029
6,385,937	TIF Funding LLC, Series 2021-1A-A	1.65	% (a)	02/20/2046	5,308,634
4,749,314	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.57	% (a) (b)	07/15/2027	4,550,498
2,591,863	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	2,477,086
4,560,216	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	% (a)	01/20/2027	4,334,739
2,082,907	Upstart Pass-Through Trust, Series 2021-ST3-A	2.00	% (a)	05/20/2027	1,953,492
1,900,000	Upstart Securitization Trust, Series 2021-1-B	1.89	% (a)	03/20/2031	1,853,818
7,170,000	Upstart Securitization Trust, Series 2021-2-B	1.75	% (a)	06/20/2031	6,810,219
3,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	2,791,203
6,331,962	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	4,841,621

Total Asset Backed Obligations (Cost $366,958,971)					327,872,413

Bank Loans - 8.3%
	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan
2,839,186	(3 Month LIBOR USD + 1.75%)	6.16%		11/19/2026	2,795,832
9,547,494	(1 Month LIBOR USD + 1.75%)	6.13%		11/19/2026	9,401,703
8,154,578	Ali Group North America Corporation, Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.00%)	6.44%		07/30/2029	8,103,612
363,482	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	7.41%		10/08/2027	356,849
315,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	236,475
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
252,349	(1 Month LIBOR USD + 4.00%)	8.38%		02/01/2027	247,406
84,026	(6 Month LIBOR USD + 4.00%)	8.17%		02/01/2027	82,381
343,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%		01/29/2027	326,462
1,393,638	Api Group DE, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.57%		10/01/2026	1,386,377
1,725,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		03/11/2025	1,719,342
694,713	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		01/15/2027	685,073
12,483,199	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		09/07/2027	12,477,956
10,413,889	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%		11/08/2027	10,381,345
4,900,000	Axalta Coating Systems US Holdings, Inc.	7.32	% (c)	12/20/2029	4,911,025
6,028,965	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.02%		07/01/2026	5,991,977
5,054,984	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		05/03/2028	4,951,988

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
578,200	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.57%	11/30/2027	554,713
385,058	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	07/21/2025	384,598
2,910,932	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.39%	04/06/2026	2,879,101
154,800	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	08/12/2026	153,088
6,242,376	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.89%	12/16/2027	6,190,595
144,726	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.38%	10/30/2026	142,736
429,000	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	7.38%	06/30/2025	412,529
4,437,250	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	6.38%	02/22/2028	4,376,948
12,015,759	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	02/01/2027	11,751,412
3,806,550	Clean Harbors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.07%	10/09/2028	3,796,501
432,763	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.89%	12/11/2026	428,660
674,475	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	05/13/2027	656,069
458,302	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	03/17/2025	441,689
1,162,275	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	7.36%	05/01/2024	996,291
406,413	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	08/24/2026	52,157
12,499,595	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	5.87%	07/30/2027	12,028,860
1,754,718	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	6.32%	01/30/2026	1,754,718
9,829,267	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/22/2027	9,669,542
127,708	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.88%	02/04/2027	113,061
622,670	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	7.24%	12/15/2027	617,676
697,366	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%	01/29/2027	686,034
12,462,828	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	04/28/2028	12,353,778
3,780,732	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.82%	06/30/2028	3,716,932
1,720,875	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%	01/29/2027	1,678,094
383,133	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	5.97%	12/11/2026	375,171
994,500	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	08/10/2027	986,579
11,335,469	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	11/09/2029	11,331,501

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,784,016	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%		10/22/2025	1,782,009
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.62%		01/02/2026	2,320,441
4,450,050	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.12%		12/01/2028	4,330,922
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	6.17%		06/22/2026	1,418,136
12,467,718	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	6.19%		03/15/2028	12,471,084
451,053	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%		07/07/2025	428,951
8,423,321	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%		07/03/2028	8,408,623
	ICU Medical, Inc., Senior Secured First Lien Term Loan
1,565,987	(3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.23%		01/08/2029	1,519,007
210,588	(1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.92%		01/08/2029	204,271
663,931	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		05/01/2026	610,611
12,382,297	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	5.42%		06/11/2025	12,347,502
13,138,896	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		01/02/2026	12,991,083
4,646,039	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.09%		03/15/2028	4,593,771
428,553	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%		03/24/2025	410,340
264,792	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	6.96%		10/19/2027	260,324
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		08/29/2025	2,032,481
420,527	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%		10/19/2026	420,100
465,965	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.92%		08/28/2026	453,733
11,942,691	NortonLifeLock, Inc., Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	6.42%		09/12/2029	11,766,059
486,337	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%		10/28/2027	431,323
481,378	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%		05/29/2026	479,373
78,201	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10% PIK)	15.73%		03/28/2023	75,464
52,422	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10.00% PIK)	16.33%		03/28/2023	50,588
439,200	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.67	% (d)	03/03/2025	47,488
12,454,998	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	6.42%		08/04/2028	12,335,119
447,038	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	7.75%		12/29/2027	435,862

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,098,676	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	2,095,014
696,782	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.13%	03/11/2026	679,167
112,512	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	1,688
12,397,582	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	02/04/2027	12,317,184
1,824,034	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.89%	03/06/2025	1,792,797
10,365,000	Setanta Aircraft Leasing DAC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	6.73%	11/02/2028	10,333,905
645,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	7.99%	10/20/2027	658,668
1,392,301	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.91%	01/23/2025	1,359,819
1,882,559	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	06/27/2025	1,540,969
3,900,251	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	04/16/2025	3,841,026
7,288,841	Standard Industries, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%, 0.50% Floor)	6.43%	09/22/2028	7,209,466
11,895,017	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	6.98%	07/21/2026	11,749,601
393,933	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.48%	10/01/2026	378,231
6,787,158	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	11/13/2026	6,702,929
4,101,726	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/01/2028	4,068,399
165,919	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.69%	10/22/2025	165,744
2,871,275	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	06/02/2028	2,864,987
334,650	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	07/01/2026	333,884
2,189,688	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	09/14/2026	2,172,312
454,690	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.25%)	5.96%	07/01/2026	452,203
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%	01/31/2028	2,654,118
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
2,468,688	(1 Month LIBOR USD + 1.75%)	6.09%	12/31/2025	2,450,877
9,928,184	(1 Month LIBOR USD + 1.75%)	6.13%	12/31/2025	9,856,551
2,187,900	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	6.67%	12/15/2028	2,149,612
12,512,934	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	6.51%	01/20/2028	12,387,804
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%	04/28/2028	229,695

Total Bank Loans (Cost $349,104,350)				345,656,151

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Collateralized Loan Obligations - 23.4%
27,000,000	37 Capital, Series 2021-1A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	10/15/2034	25,831,778
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	5.18	% (a)	06/13/2031	12,061,370
12,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.39	% (a)	07/20/2032	11,743,337
2,206,869	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%, 0.00% Floor)	5.42	% (a)	01/28/2031	2,183,003
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.22	% (a)	07/15/2032	24,563,665
23,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.29	% (a)	10/15/2034	22,169,028
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%, 0.00% Floor)	5.98	% (a)	07/26/2031	1,886,116
10,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%, 0.00% Floor)	5.36	% (a)	04/19/2034	9,722,202
29,500,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.47	% (a)	04/24/2034	28,595,601
10,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	5.26	% (a)	07/15/2034	9,746,421
14,000,000	Benefit Street Partners Ltd., Series 2021-24A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.41	% (a)	10/20/2034	13,419,990
20,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.38	% (a)	04/19/2034	19,441,332
10,500,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	5.47	% (a)	07/20/2034	10,093,211
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.38	% (a)	04/20/2034	4,864,071
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	5.39	% (a)	01/15/2032	9,764,159
20,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	19,321,318
20,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	5.27	% (a)	07/17/2034	19,267,602
10,350,000	CFIP Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.23%, 1.23% Floor)	5.42	% (a)	10/18/2034	10,037,620
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	5.88	% (a)	10/17/2031	1,741,394
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	24,015,517
11,000,000	CQS Ltd., Series 2021-1A-B (3 Month LIBOR USD + 1.88%, 1.88% Floor)	6.12	% (a)	01/20/2035	10,543,478
25,000,000	Dryden Ltd., Series 2020-85A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	10/15/2035	24,378,060
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.20	% (a)	07/15/2031	19,602,604
20,000,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	04/16/2034	19,445,006
13,000,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	07/15/2034	12,669,008
13,500,000	Gulf Stream Meridian Ltd., Series 2021-IIIA-A1 (3 Month LIBOR USD + 1.32%, 1.32% Floor)	5.40	% (a)	04/15/2034	13,197,503

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
133,637	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%, 0.00% Floor)	8.24	% (a)	08/01/2025	108,039
9,500,000	Hayfin Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.36	% (a)	04/20/2031	9,309,703
6,500,000	Hayfin Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	5.72	% (a)	04/20/2031	6,249,428
15,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	5.60	% (a)	07/25/2034	14,495,505
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	10/15/2031	19,597,896
14,000,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	6.04	% (a)	04/21/2035	13,585,733
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (3 Month LIBOR USD + 1.60%, 0.00% Floor)	6.01	% (a)	07/29/2030	2,922,710
415,012	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%, 0.00% Floor)	5.55	% (a)	11/21/2027	414,354
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%, 0.00% Floor)	5.83	% (a)	04/15/2029	8,496,670
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	5.52	% (a)	01/20/2032	24,366,127
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	5.54	% (a)	04/20/2033	28,730,442
25,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.56	% (a)	07/25/2034	24,021,187
23,000,000	Marble Point Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.24%, 1.24% Floor)	5.32	% (a)	10/17/2034	22,269,709
24,921,646	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	5.24	% (a)	07/20/2030	24,680,998
6,500,000	MKS Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	5.43	% (a)	01/20/2031	6,405,210
10,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.57	% (a)	04/28/2034	9,618,876
22,600,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%, 0.00% Floor)	5.23	% (a)	07/15/2031	21,995,450
12,000,000	New Mountain Ltd., Series CLO-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	5.27	% (a)	04/15/2034	11,704,216
8,898,846	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%, 0.00% Floor)	5.88	% (a)	11/15/2030	8,760,379
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2031	14,619,946
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	5.75	% (a)	02/20/2034	8,314,538
17,500,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2034	17,094,493
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%, 0.00% Floor)	5.89	% (a)	08/23/2031	14,692,639
10,000,000	Rad Ltd., Series 2020-7A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	04/17/2033	9,839,698
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.20	% (a)	04/15/2036	18,455,545
14,000,000	Sandstone Peak Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.30	% (a)	10/15/2034	13,474,709
25,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2031	24,488,582

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.25	% (a)	07/15/2034	24,126,518
11,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	5.88	% (a)	04/15/2032	10,446,106
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.25	% (a)	07/15/2032	17,532,857
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	5.93	% (a)	07/15/2032	8,567,147
3,750,000	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.22	% (a)	01/15/2031	3,668,818
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.45	% (a)	07/21/2034	19,438,266
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.40	% (a)	01/18/2035	19,172,388
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	5.31	% (a)	10/15/2031	9,712,310
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.44	% (a)	10/20/2031	14,601,089
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	5.39	% (a)	04/15/2033	17,119,575
15,990,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.30	% (a)	07/15/2034	15,475,511
50,000,000	Whitebox Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.30	% (a)	10/15/2034	48,657,020
6,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	5.33	% (a)	10/15/2031	5,854,424

Total Collateralized Loan Obligations (Cost $1,001,143,630)					973,389,205

Foreign Corporate Bonds - 7.8%
1,645,313	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	1,290,513
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,465,359
1,500,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	1,311,898
4,655,000	AerCap Global Aviation Trust	1.75%		10/29/2024	4,283,644
3,850,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,555,143
4,425,849	AI Candelaria Spain S.A.	7.50%		12/15/2028	4,199,223
4,095,000	AstraZeneca PLC	3.50%		08/17/2023	4,061,147
1,145,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	1,132,491
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.	4.88%		04/21/2025	3,000,707
1,850,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,657,350
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	895,865
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	176,130
5,700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	5,019,699
3,550,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,223,080
3,300,000	Banco do Brasil S.A.	3.25	% (a)	09/30/2026	3,041,874
3,350,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,027,646
1,968,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	1,967,016
200,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	182,844
300,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	274,266
2,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.64%)	5.88	% (e)	01/24/2027	1,965,799

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	7.14%		10/18/2027	3,746,749
7,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	6,251,870
4,100,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	3,545,434
4,050,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	3,602,900
4,470,000	Bank of Montreal	1.50%		01/10/2025	4,172,785
3,260,000	Bank of Nova Scotia	0.55%		09/15/2023	3,158,827
4,500,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	4,285,196
1,680,000	BAT Capital Corporation	2.79%		09/06/2024	1,608,644
3,020,000	BAT International Finance PLC	1.67%		03/25/2026	2,679,309
200,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	194,631
3,730,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,658,910
4,330,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	4,288,469
4,455,000	BPCE S.A.	2.38	% (a)	01/14/2025	4,158,427
4,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	4,658,637
1,000,000	Camposol S.A.	6.00%		02/03/2027	664,080
2,560,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	2,506,929
4,340,000	Canadian Pacific Railway Company	1.35%		12/02/2024	4,048,437
700,000	Cencosud S.A.	5.15%		02/12/2025	695,349
5,600,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	4,051,512
4,550,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	4.09	% (a)	07/07/2025	4,490,927
2,850,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,733,991
1,100,000	CSN Steel, S.L.	7.63%		04/17/2026	1,099,466
2,745,000	Daimler Trucks Finance North America LLC	1.63	% (a)	12/13/2024	2,549,452
6,800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	6,052,476
517,764	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (a)	04/01/2025	141,155
201,586	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(e)	01/17/2023	19,403
2,000,000	Ecopetrol S.A.	5.88%		09/18/2023	1,991,473
6,450,000	Ecopetrol S.A.	4.13%		01/16/2025	6,156,911
1,248,085	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,117,504
2,455,320	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,274,608
100,000	Enbridge, Inc.	4.00%		10/01/2023	99,224
2,149,000	Enbridge, Inc.	0.55%		10/04/2023	2,078,258
2,260,000	Enbridge, Inc.	2.50%		02/14/2025	2,133,987
1,300,000	Equate Petrochemical B.V.	4.25%		11/03/2026	1,246,164
4,855,882	Fenix Power Peru S.A.	4.32%		09/20/2027	4,450,999
2,550,000	Freeport Indonesia PT	4.76%		04/14/2027	2,460,750
1,550,000	Freeport Indonesia PT	4.76	% (a)	04/14/2027	1,495,750
700,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	648,644
4,059,950	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	3,767,744
4,211,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	4,077,422
4,408,731	GNL Quintero S.A.	4.63%		07/31/2029	4,264,752
275,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	272,877
2,000,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,933,260
4,395,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	4,187,556
3,496,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,332,796

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	985,264
2,836,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,684,018
547,791	Interoceanica Finance Ltd.	0.00%		11/30/2025	505,338
35,034	Invepar Holdings	0.00	% (d)(f)	12/30/2028	—
5,900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	5,373,219
1,850,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	1,690,863
1,000,000	Korea Development Bank	0.80%		04/27/2026	878,633
4,000,000	Korea Development Bank	1.00%		09/09/2026	3,492,035
1,050,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	952,190
1,450,000	Korea Electric Power Corporation	1.13%		06/15/2025	1,314,929
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	2,030,109
3,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	2,634,349
6,500,000	KT Corporation	1.00%		09/01/2025	5,802,622
1,500,000	KT Corporation	2.50%		07/18/2026	1,370,747
1,000,000	LG Chem Ltd.	3.25%		10/15/2024	959,801
4,280,000	Lloyds Banking Group PLC (1 Year CMT Rate + 0.55%)	0.70%		05/11/2024	4,198,082
3,080,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	3,069,034
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	393,660
4,400,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	4,330,260
600,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	576,000
1,500,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,440,000
546,800	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	527,662
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	804,516
2,205,000	Millicom International Cellular S.A.	5.13%		01/15/2028	2,054,276
6,300,000	Minejesa Capital B.V.	4.63%		08/10/2030	5,545,260
5,246,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	5.19%		07/26/2023	5,255,401
4,280,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	5.12%		05/22/2026	4,202,516
770,850	MV24 Capital B.V.	6.75%		06/01/2034	705,740
4,490,000	NatWest Group PLC (3 Month LIBOR USD + 1.55%)	6.27%		06/25/2024	4,491,730
2,000,000	NongHyup Bank	1.25%		07/20/2025	1,810,291
4,333,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	3,919,675
400,000	Orbia Advance Corporation S.A.B. de C.V.	1.88%		05/11/2026	346,056
6,600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,928,681
1,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	1,706,742
1,280,000	Park Aerospace Holdings Ltd.	4.50	% (a)	03/15/2023	1,276,936
3,300,000	Periama Holdings LLC	5.95%		04/19/2026	3,091,803
4,200,000	Pertamina Persero PT	1.40%		02/09/2026	3,757,314
4,315,000	Royal Bank of Canada	4.40	% (c)	01/20/2026	4,191,513
3,000,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	2,685,024
5,716,000	Sable International Finance Ltd.	5.75%		09/07/2027	5,283,013
1,650,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,462,720
4,200,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	8.63%		12/13/2027	4,151,343
200,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	184,501

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,900,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	2,829,646
4,455,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	4,322,582
9,200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	8,539,394
4,490,000	Toronto-Dominion Bank	0.70%		09/10/2024	4,181,442
1,500,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,407,976
4,420,000	UBS Group AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	4,298,772
7,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	6,986,760
2,100,000	UPL Corporation Ltd.	4.50%		03/08/2028	1,765,645
1,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,409,301
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	126,506
4,475,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	4,305,999
4,445,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	2,767,600
500,000	VTR Finance NV	6.38%		07/15/2028	193,898

Total Foreign Corporate Bonds (Cost $349,882,848)					324,985,725

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.5%
2,400,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	2,011,034
3,360,000	BOC Aviation Corporation	1.63	% (a)	04/29/2024	3,190,924
9,600,000	Colombia Government International Bond	4.50%		01/28/2026	9,054,231
3,000,000	Republic of South Africa Government Bond	4.67%		01/17/2024	2,960,910
1,500,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,456,897

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $20,260,870)					18,673,996

Non-Agency Commercial Mortgage Backed Obligations - 13.8%
2,000,000	Alen Mortgage Trust, Series 2021-ACEN-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	5.97	% (a)	04/15/2034	1,794,026
40,902,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XD	0.55	% (a)(b)(g)	05/15/2053	1,247,904
112,979,938	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.12	% (a)(b)(g)	06/15/2054	7,437,040
2,000,000	Arbor Realty Ltd., Series 2020-FL1-B (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	6.25	% (a)	02/15/2035	1,919,006
2,830,000	Arbor Realty Ltd., Series 2020-FL1-D (Secured Overnight Financing Rate 1 Month + 2.56%, 2.45% Floor)	6.90	% (a)	02/15/2035	2,624,256
12,000,000	AREIT Trust, Series 2019-CRE3-C (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	6.34	% (a)	09/14/2036	11,403,360
1,251,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	7.09	% (a)	09/14/2036	1,164,970
3,100,000	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)	09/15/2038	2,834,171
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	7.55	% (a)	03/15/2037	9,986,186
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.17	% (a)	11/15/2034	9,112,639
29,456,500	BBCMS Mortgage Trust, Series 2021-C10-XB	1.02	% (b)(g)	07/15/2054	1,958,468
21,205,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.70	% (a)(b)(g)	07/15/2054	2,185,040
6,884,599	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(b)(f)	06/05/2030	5,206,574
4,615,000	BDS Ltd., Series 2021-FL10-AS (1 Month LIBOR USD + 1.65%, 1.65% Floor)	5.99	% (a)	12/16/2036	4,407,819
157,695,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(g)	09/15/2043	4,172,452

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
165,041,500	BHMS Mortgage Trust, Series 2018-ATLS-XCP	0.00	% (a)(b)(g)	07/15/2035	1,650
3,000,000	BPR Trust, Series 2021-TY-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	6.02	% (a)	09/15/2038	2,764,954
13,968,000	BRSP Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	5.94	% (a)	08/19/2038	13,452,497
7,507,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	5.31	% (a)	02/15/2037	7,283,719
13,155,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	08/15/2038	11,394,990
101,539	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	6.29	% (a)(l)	09/15/2037	98,863
9,594,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(b)	12/09/2041	7,467,975
5,700,000	BX Trust, Series 2021-MFM1-E (1 Month LIBOR USD + 2.25%, 2.25% Floor)	6.57	% (a)	01/15/2034	5,316,018
7,229,000	BX Trust, Series 2021-RISE-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	6.07	% (a)	11/15/2036	6,811,373
1,250,000	BX Trust, Series 2021-SDMF-D (1 Month LIBOR USD + 1.39%, 1.39% Floor)	5.71	% (a)	09/15/2034	1,174,706
3,721,807	BX Trust, Series 2021-SOAR-E (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.12	% (a)	06/15/2038	3,512,026
2,915,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	7.92	% (a)	06/15/2036	2,657,796
1,900,000	BXHPP Trust, Series 2021-FILM-D (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.82	% (a)	08/15/2036	1,691,531
1,650,000	BXHPP Trust, Series 2021-FILM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)	08/15/2036	1,432,002
6,029,069	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.17	% (a)	10/15/2035	5,704,492
45,206,521	CD Commercial Mortgage Trust, Series 2017-CD3-XA	0.97	% (b)(g)	02/10/2050	1,361,846
53,709,121	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.23	% (b)(g)	05/10/2050	2,130,217
2,950,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.23	% (b)	11/13/2050	2,482,254
19,605,930	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.61	% (b)(g)	05/10/2058	774,993
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.90	% (b)(g)	06/15/2050	544,606
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63	% (a)(b)(g)	02/15/2033	1,844
6,665,484	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.95	% (b)(g)	10/10/2047	82,807
4,583,821	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.31	% (b)(g)	02/10/2048	93,775
10,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.04	% (b)	06/10/2048	9,449,947
17,692,960	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.21	% (b)(g)	02/10/2049	499,039
11,652,901	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(g)	04/15/2049	445,116
2,519,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-B	3.38%		07/10/2049	2,180,929
11,970,626	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (b)(g)	07/10/2049	584,223
11,309,294	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.11	% (b)(g)	04/14/2050	410,248
19,958,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	7.34	% (a)	08/20/2035	19,015,184
5,727,996	Commercial Mortgage Pass-Through Trust, Series 2013-CR10-XA	0.64	% (b)(g)	08/10/2046	10,549
22,166,910	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.06	% (b)(g)	10/10/2046	118,325
2,228,828	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	0.95	% (b)(g)	05/10/2047	19,920
233,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.70	% (b)	08/10/2047	218,853
433,909	Commercial Mortgage Pass-Through Trust, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	8.32	% (a)	10/15/2031	435,915

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,886,685	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.82	% (b)(g)	03/10/2048	213,835
31,291,296	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.80	% (b)(g)	08/10/2048	537,960
34,776,437	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	0.91	% (b)(g)	10/10/2048	697,094
5,373,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (b)	02/10/2048	4,632,518
8,261,202	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	0.98	% (b)(g)	02/10/2048	125,655
9,657,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.33	% (b)	07/10/2048	8,955,234
42,584,957	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.65	% (b)(g)	07/10/2048	542,788
13,178,498	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	0.94	% (b)(g)	02/10/2049	297,304
11,396,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (1 Month LIBOR USD + 2.28%, 2.18% Floor)	6.59	% (a)	09/15/2033	9,960,048
25,875,127	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.82	% (b)(g)	04/15/2050	319,729
6,850,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-B	4.31	% (b)	11/15/2048	6,290,667
2,922,106	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (b)(g)	01/15/2049	137,202
122,826,584	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.04	% (b)(g)	03/15/2054	7,022,008
9,873,828	CSMC Trust, Series 2014-USA-X1	0.54	% (a)(b)(g)	09/15/2037	112,577
6,295,000	CSMC Trust, Series 2020-NET-D	3.70	% (a)(b)	08/15/2037	5,566,531
3,350,000	CSMC Trust, Series 2021-ADV-C (1 Month LIBOR USD + 2.30%, 2.30% Floor)	6.62	% (a)	07/15/2038	2,996,583
16,434,254	DBJPM Mortgage Trust, Series 2016-C1-XA	1.37	% (b)(g)	05/10/2049	550,316
2,433,468	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	9.64	% (a)	05/25/2026	2,377,257
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	% (a)(g)	09/25/2049	475,020
1,401,628	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	8.49	% (a)	12/25/2026	1,367,633
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	7.39	% (a)	03/25/2027	2,444,656
845,940	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	6.29	% (a)	02/25/2025	833,309
1,464,889	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.04	% (a)	06/25/2025	1,382,442
1,962,211	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.34	% (a)	04/25/2029	1,827,940
1,409,624	FREMF Mortgage Trust, Series 2019-KF69-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	6.44	% (a)	08/25/2029	1,322,130
3,559,200	FREMF Mortgage Trust, Series 2019-KF72-B (1 Month LIBOR USD + 2.10%, 2.10% Floor)	6.24	% (a)	11/25/2026	3,299,399
10,700,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)(l)	07/15/2039	9,876,539
2,314,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90	% (a)(b)	03/10/2033	1,947,971
2,893,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90	% (a)(b)	03/10/2033	2,380,889
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.35%, 2.10% Floor)	6.67	% (a)	07/15/2031	4,341,534
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 3.05%, 2.80% Floor)	7.37	% (a)	07/15/2031	4,199,035
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 4.17%, 3.93% Floor)	8.49	% (a)	07/15/2031	4,011,599
10,950,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	7.67	% (a)	11/15/2036	10,146,122

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,432,172	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.71	% (b)(g)	09/10/2047	30,464
29,990,698	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.71	% (b)(g)	07/10/2048	439,151
8,564,997	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (b)(g)	11/10/2048	155,739
14,229,206	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (b)(g)	05/10/2049	626,757
24,888,840	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.20	% (b)(g)	10/10/2049	849,628
14,505,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(b)	09/06/2034	12,106,471
6,339,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (b)	07/15/2047	5,927,191
14,738,726	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	0.89	% (b)(g)	01/15/2049	332,360
31,481,166	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.59	% (b)(g)	12/15/2049	539,593
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	% (a)	07/05/2033	295,782
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	3,915,753
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45	% (a)(b)	05/05/2032	3,987,068
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45	% (a)(b)	05/05/2032	4,640,792
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45	% (a)(b)	05/05/2032	4,850,130
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(b)	05/05/2032	5,173,903
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	9,804,056
6,273,797	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP-A (Secured Overnight Financing Rate 1 Month + 0.60%, 0.60% Floor)	4.93	% (a)	04/15/2037	5,816,763
4,114,674	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.67	% (b)(g)	02/15/2047	18,844
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-B	4.48	% (b)	09/15/2047	1,396,437
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (b)	09/15/2047	446,970
4,240,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(b)	09/15/2047	3,618,052
16,306,961	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.81	% (b)(g)	11/15/2047	200,559
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(b)	02/15/2048	4,309,767
2,828,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-B	4.12	% (b)	05/15/2048	2,549,659
13,676,834	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.57	% (b)(g)	05/15/2048	147,193
22,194,655	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.43	% (b)(g)	07/15/2048	204,770
9,462,588	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.82	% (b)(g)	08/15/2048	165,696
14,580,881	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.11	% (b)(g)	11/15/2048	254,511
7,942,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	5.98	% (a)	02/15/2039	7,421,878
3,506,000	KREF Ltd., Series 2022-FL3-A (Secured Overnight Financing Rate 1 Month + 1.45%, 1.45% Floor)	5.77	% (a)	02/17/2039	3,403,372
10,000,000	LCCM Trust, Series 2017-LC26-C	4.71	% (a)	07/12/2050	8,491,896

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,367,000	LCCM Trust, Series 2021-FL3-AS (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.12	% (a)	11/15/2038	6,044,900
2,400,000	LCCM Trust, Series 2021-FL3-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.52	% (a)	11/15/2038	2,251,970
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	6.87	% (a)	05/15/2028	965,072
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	6.02	% (a)	05/15/2036	1,946,218
5,735,000	LoanCore Issuer Ltd., Series 2022-CRE7-A (Secured Overnight Financing Rate 30 Day Average + 1.55%, 1.55% Floor)	5.36	% (a)	01/17/2037	5,567,337
6,445,393	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.70	% (a)(b)(g)	03/10/2049	136,941
64,403,591	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.79	% (a)(b)(g)	03/10/2050	1,321,909
1,941,818	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%, 0.00% Floor)	6.65	% (a)	08/25/2024	1,939,972
5,150,000	MF1 Ltd., Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.18	% (a)	07/16/2036	4,838,348
12,550,000	MF1 Ltd., Series 2022-FL8-AS (Secured Overnight Financing Rate 30 Day Average + 1.75%, 1.75% Floor)	5.58	% (a)	02/19/2037	12,023,672
11,933,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(b)	02/10/2042	7,810,638
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(b)	02/12/2040	1,946,715
10,354,630	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16	% (a)(b)	10/15/2030	7,112,788
3,063,908	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.55	% (b)(g)	10/15/2046	6,160
1,052,357	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	0.87	% (b)(g)	02/15/2046	26
2,817,161	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	0.91	% (b)(g)	02/15/2047	15,382
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (b)	10/15/2047	462,738
16,325,838	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.15	% (b)(g)	01/15/2049	440,631
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	7.16	% (a)(l)	12/15/2036	487,353
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	6.47	% (a)	05/15/2036	11,528,776
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.12	% (a)	05/15/2036	899,050
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.52	% (a)	06/15/2035	8,886,650
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50	% (a)(b)	01/15/2037	7,321,655
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50	% (a)(b)	01/15/2037	4,074,315
11,000,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	02/15/2036	10,763,500
6,900,000	RIAL Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 2.25%, 2.25% Floor)	6.57	% (a)	01/19/2037	6,737,850
3,865,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	6.03	% (a)	04/15/2036	3,629,513
1,500,000	SFO Commercial Mortgage Trust, Series 2021-555-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.12	% (a)	05/15/2038	1,318,816

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(g)	07/15/2041	2,700,531
32,322,975	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(b)(g)	06/09/2023	323
16,320,871	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	5.99	% (a)	02/15/2039	15,459,880
16,035,000	Soho Trust, Series 2021-SOHO-B	2.70	% (a)(b)	08/10/2038	11,784,817
3,500,000	SREIT Trust, Series 2021-MFP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	5.90	% (a)	11/15/2038	3,315,661
459,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	6.39	% (a)	07/15/2038	439,042
8,744,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	6.79	% (a)	07/15/2038	8,255,412
11,630,000	TRTX Issuer Ltd., Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.65%, 1.65% Floor)	5.46	% (a)	02/15/2039	11,246,815
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.54	% (b)	10/15/2050	1,274,149
77,120,591	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.73	% (b)(g)	10/15/2051	2,255,692
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.71	% (b)	02/15/2051	5,109,573
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.95	% (b)	03/15/2051	903,970
5,893,630	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	6.98	% (a)	09/15/2036	5,516,997
1,000,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	5.71	% (a)	02/18/2039	974,898
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	503,645
9,722,968	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.84	% (b)(g)	02/15/2048	135,393
49,817,029	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.88	% (b)(g)	09/15/2058	936,231
2,651,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.28	% (b)	07/15/2058	2,304,253
23,344,828	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.61	% (b)(g)	07/15/2058	290,627
10,529,245	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.58	% (b)(g)	03/15/2059	415,349
3,546,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.39	% (b)	11/15/2049	3,098,136
21,146,999	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.58	% (b)(g)	11/15/2049	897,142
68,227,747	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	0.97	% (b)(g)	07/15/2050	2,212,094
22,476,565	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.60	% (b)(g)	08/15/2052	1,596,225
62,995,565	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.54	% (b)(g)	04/15/2054	5,233,546
272,707	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	6.82	% (a)	02/15/2040	242,097
5,250,000	Wells Fargo Commercial Mortgage Trust, Series 2022-ONL-A	3.86	% (a)	12/15/2039	4,669,051
2,238,441	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	0.96	% (b)(g)	03/15/2047	17,232
6,338,330	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.00	% (b)(g)	08/15/2047	82,097

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $695,361,610)					574,741,595

Non-Agency Residential Collateralized Mortgage Obligations - 15.0%
5,134,738	ACE Securities Corporation Home Equity Loan Trust, Series 2006-CW1-A2D (1 Month LIBOR USD + 0.52%, 0.52% Floor)	4.91%		07/25/2036	4,131,176
7,301,034	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	4.51%		11/25/2036	3,201,466
5,053,049	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	4.65%		03/25/2036	3,178,055
5,054,700	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(l)	01/25/2061	4,705,860
2,412,018	American Home Mortgage Investment Trust, Series 2004-2-M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap)	5.29%		02/25/2044	2,136,359
6,000,000	Angel Oak Mortgage Trust LLC, Series 2019-1-M1	4.50	% (a)(b)	11/25/2048	5,811,916

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,594,902	Angel Oak Mortgage Trust LLC, Series 2020-2-A1A	2.53	% (a)(b)	01/26/2065	2,357,651
494,926	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	% (a)(b)	05/25/2065	415,326
8,192,213	Angel Oak Mortgage Trust LLC, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	6,699,125
1,156,073	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	% (a)(b)	01/25/2049	1,067,219
642,952	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	% (a)(b)	04/25/2049	596,751
4,721,492	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	4,346,728
1,089,737	Banc of America Funding Trust, Series 2006-7-T2A1	5.88	% (b)	10/25/2036	952,746
10,716,788	Banc of America Funding Trust, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.77	% (a)	09/29/2036	8,322,879
2,202,775	Banc of America Funding Trust, Series 2015-R2-9A2	4.01	% (a)(c)	03/27/2036	1,843,022
1,166,500	Banc of America Mortgage Trust, Series 2005-I-2A5	3.85	% (b)	10/25/2035	1,072,163
2,425,489	Banc of America Mortgage Trust, Series 2007-3-1A1	6.00%		09/25/2037	2,088,755
6,769,733	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	% (a)(b)	03/26/2037	2,946,745
1,355,654	BCAP LLC Trust, Series 2012-RR1-3A4	5.50	% (a)(b)	10/26/2035	924,730
162,726	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.24	% (a)	10/25/2028	162,609
18,378,322	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(l)	04/01/2069	17,387,233
3,473,125	BRAVO Residential Funding Trust, Series 2021-NQM2-A3	1.44	% (a)(b)	03/25/2060	3,270,348
9,014,689	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (a)(b)	09/25/2061	7,817,417
747,720	CHL Mortgage Pass-Through Trust, Series 2005-10-A2	5.50%		05/25/2035	606,390
10,059,977	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (1 Month LIBOR USD + 0.65%, 0.65% Floor, 6.00% Cap)	5.04%		02/25/2037	4,037,439
1,653,345	CHL Mortgage Pass-Through Trust, Series 2006-21-A10	5.75%		02/25/2037	815,800
560,048	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	327,812
1,812,226	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	1,652,236
669,862	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	597,347
186,693	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	% (a)(b)	04/27/2065	175,578
3,227,117	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	2,721,620
5,947,646	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/26/2066	5,036,560
6,461,216	COLT Mortgage Loan Trust, Series 2022-2-A1	2.99	% (a)(l)	02/25/2067	5,834,418
320,974	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	260,039
1,099,150	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	956,951
4,355,982	Countrywide Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	2,994,799
1,581,939	Countrywide Alternative Loan Trust, Series 2005-61-1A2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	5.13%		12/25/2035	1,324,430
7,890,545	Countrywide Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	4.99%		12/25/2035	6,274,934
7,952,631	Countrywide Alternative Loan Trust, Series 2006-16CB-A5	6.00%		06/25/2036	4,758,425
1,525,457	Countrywide Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	867,166
2,249,085	Countrywide Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	1,113,314
5,697,656	Countrywide Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	2,458,076
1,446,321	Countrywide Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	919,375
1,557,307	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	867,491
2,988,995	Countrywide Alternative Loan Trust, Series 2006-OA12-A1B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.54%		09/20/2046	2,839,174
4,060,390	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.54%		03/20/2047	3,223,989
11,364,199	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	5,654,901

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,195,557	Countrywide Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	5,073,376
301,855	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	194,174
4,393,308	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	2,491,381
11,186,339	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	5,812,594
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		01/25/2023	739
1,143,216	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	846,061
52,664	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	40,915
502,027	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	296,628
44,347,916	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	2.96	% (a)(b)	12/26/2059	43,788,023
8,654,054	CSMC Trust, Series 2009-8R-8A2	6.00	% (a)(b)	03/26/2037	3,732,257
488,655	CSMC Trust, Series 2011-12R-3A5	3.34	% (a)(b)	07/27/2036	465,104
7,356,530	CSMC Trust, Series 2020-RPL2-A12	3.46	% (a)(b)	02/25/2060	7,316,293
5,255,905	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	5,032,471
513,030	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	490,155
18,609,780	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	16,051,978
6,959,242	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	4.65%		12/25/2036	2,491,942
4,617,889	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	4.77%		12/25/2036	1,660,451
210,372	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	2.82%		04/25/2047	178,430
421,078	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	368,181
371,374	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(b)	07/27/2037	301,514
5,041,426	GCAT Trust, Series 2020-3-A1	2.98	% (a)(l)	09/25/2025	4,883,476
3,620,372	GCAT Trust, Series 2020-NQM2-A1	1.56	% (a)(l)	04/25/2065	3,234,154
7,769,319	GCAT Trust, Series 2021-NQM4-A3	1.56	% (a)(b)	08/25/2066	5,820,804
278,093	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (a)(b)	01/25/2059	276,941
5,383,618	GSAA Home Equity Trust, Series 2006-19-A3A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	4.87%		12/25/2036	2,191,565
333,579	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	175,277
2,370,924	Harborview Mortgage Loan Trust, Series 2006-1-2A1A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	4.82%		03/19/2036	2,063,248
789,335	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	4.93%		02/25/2037	706,595
703,847	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5-2A1	3.15	% (b)	05/25/2036	600,814
32,876,362	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	13,839,324
3,746,064	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.68%, 0.68% Floor, 11.50% Cap)	5.07%		04/25/2047	3,570,359
11,552,135	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		07/25/2036	5,333,021
6,137,067	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	% (a)(b)(f)	01/26/2036	1,920,254
1,440,207	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(l)	01/25/2060	1,409,219
2,960,797	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)	10/25/2066	2,720,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
192,315	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	99,838
9,511,804	Lehman Mortgage Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.29%		08/25/2047	7,699,742
16,585,522	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	4.49%		12/25/2036	6,302,170
9,966,985	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.77%		03/25/2046	3,674,915
70,232	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.96	% (b)	04/25/2036	39,599
1,596,593	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	2.90%		12/25/2046	1,356,574
338,487	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	135,518
1,199,918	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	549,880
36,465,736	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.37% Floor)	4.76%		05/25/2037	10,635,775
4,577,852	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		02/25/2037	1,397,913
7,078,715	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	4.81%		02/25/2037	2,162,101
5,542,460	MFA Trust, Series 2021-NQM2-A3	1.47	% (a)(b)	11/25/2064	4,291,781
236,704	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.47	% (b)	02/25/2036	140,226
535,607	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	515,650
17,322,852	New York Mortgage Trust, Series 2020-SP2-A1	2.94	% (a)(b)	10/25/2060	16,772,528
4,219,865	Nomura Resecuritization Trust, Series 2015-8R-4A4	3.07	% (a)(b)	11/25/2047	3,447,514
482,934	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	384,478
3,382,679	OBX Trust, Series 2021-NQM2-A3	1.56	% (a)(b)	05/25/2061	2,578,674
6,866,057	OBX Trust, Series 2022-NQM1-A1	2.31	% (a)(b)	11/25/2061	5,915,568
2,763,345	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(l)	09/27/2060	2,530,272
3,489,836	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(l)	06/27/2060	3,095,195
30,277,396	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(l)	07/25/2051	26,873,629
22,124,083	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(l)	02/25/2061	20,051,432
6,227,031	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)	07/25/2051	5,652,475
6,859,623	Pretium Mortgage Credit Partners LLC, Series 2022-NPL2-A1	5.24	% (a)(l)	04/25/2052	6,623,647
8,110,319	PRPM LLC, Series 2021-4-A1	1.87	% (a)(l)	04/25/2026	7,302,941
6,227,501	PRPM LLC, Series 2021-6-A1	1.79	% (a)(l)	07/25/2026	5,653,251
12,039,239	PRPM LLC, Series 2021-7-A1	1.87	% (a)(l)	08/25/2026	10,973,491
8,596,524	PRPM LLC, Series 2022-1-A1	3.72	% (a)(l)	02/25/2027	8,077,680
646,775	RBSSP Resecuritization Trust, Series 2009-2-3A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.54	% (a)	04/26/2035	583,629
545,673	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	431,017
1,435,346	Residential Accredit Loans, Inc., Series 2007-QS4-3A4	6.00%		03/25/2037	1,185,361
1,787,358	Residential Accredit Loans, Inc., Series 2007-QS4-3A9	6.00%		03/25/2037	1,476,021
1,201,471	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		06/25/2037	836,809
790,502	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	633,011
4,655,276	Residential Asset Securities Corporation, Series 2004-KS7-A2A (1 Month LIBOR USD + 0.58%, 0.58% Floor)	4.17%		08/25/2034	4,305,884
688,726	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	297,569
2,103,514	Residential Asset Securitization Trust, Series 2006-A6-1A4	6.00%		07/25/2036	625,016

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,517,365	Residential Funding Mortgage Securities Trust, Series 2007-S1-A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		01/25/2037	3,337,632
5,394,000	Residential Mortgage Loan Trust, Series 2019-2-M1	3.86	% (a)(b)	05/25/2059	4,907,850
6,032,947	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	4.49%		10/25/2036	2,149,298
1,774,473	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.57%		08/25/2037	1,698,869
8,000,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	7,509,460
1,307,469	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (b)	12/25/2035	1,157,553
11,479,712	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(l)	12/26/2050	10,888,681
13,173,343	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(l)	08/25/2051	11,992,352
6,890,044	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(l)	08/25/2051	6,072,191
3,420,195	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	% (a)(b)	02/25/2050	2,879,998
2,698,065	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	% (a)(b)	05/25/2051	2,073,705
1,986,015	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	1,565,684
296,941	Verus Securitization Trust, Series 2020-4-A3	2.32	% (a)(l)	05/25/2065	270,451
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	% (a)(b)	03/25/2060	1,384,436
16,271,543	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	13,729,315
2,644,401	Verus Securitization Trust, Series 2021-R1-A3	1.26	% (a)(b)	10/25/2063	2,376,639
5,084,358	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(l)	05/25/2051	4,535,310
7,940,417	VOLT LLC, Series 2021-NP11-A1	1.87	% (a)	08/25/2051	6,893,510
12,855,226	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(l)	02/27/2051	11,160,930
1,178,660	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(l)	02/27/2051	1,066,202
5,518,406	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(l)	03/27/2051	5,029,827
3,165,013	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(l)	04/25/2051	2,800,349
28,296,824	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(l)	04/25/2051	25,154,510
6,520,460	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	3.82%		10/25/2036	2,483,831
2,394,625	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	3.82%		10/25/2036	912,253
1,088,760	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	4.80%		10/25/2035	1,022,392
3,364,966	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	2.99	% (b)	04/25/2035	3,087,345
2,953,982	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	3.56	% (b)	09/25/2036	2,523,043
11,786,958	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.71	% (b)	01/25/2037	10,118,707
1,723,745	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-2A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	4.56%		07/25/2047	1,055,291
552,266	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	466,683
2,201,322	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	1,793,950
7,221,202	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	4.24	% (b)	10/25/2037	6,362,117

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $756,605,960)					622,901,529

US Corporate Bonds - 6.8%
2,340,000	AbbVie, Inc.	2.60%		11/21/2024	2,240,268

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,090,000	Amazon.com, Inc.	4.60%		12/01/2025	4,084,525
565,000	American Express Company	3.38%		05/03/2024	553,792
364,000	American Express Company (3 Month LIBOR USD + 0.65%)	5.39%		02/27/2023	364,005
3,310,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	5.18%		03/04/2025	3,308,972
6,415,000	Athene Global Funding	4.90	% (a)(c)	05/24/2024	6,304,431
1,890,000	Atmos Energy Corporation	0.63%		03/09/2023	1,876,235
1,575,000	Avery Dennison Corporation	0.85%		08/15/2024	1,470,555
5,660,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	5.56%		03/05/2024	5,657,351
2,935,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	4.64%		04/22/2025	2,898,761
2,400,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.10%)	5.07%		04/25/2025	2,386,807
1,680,000	Boeing Company	4.51%		05/01/2023	1,677,116
425,000	Boeing Company	4.88%		05/01/2025	422,128
1,970,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	1,921,729
2,221,000	Broadcom, Inc.	3.15%		11/15/2025	2,106,167
90,000	Broadcom, Inc.	3.88%		01/15/2027	85,260
4,175,000	Campbell Soup Company	3.95%		03/15/2025	4,080,663
2,235,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,191,139
6,172,000	Cardinal Health, Inc.	3.08%		06/15/2024	6,000,692
3,420,000	Caterpillar Financial Services Corporation	3.65%		08/12/2025	3,339,842
4,286,000	Charles Schwab Corporation	5.30	% (c)	03/03/2027	4,174,579
1,555,000	Cigna Corporation	0.61%		03/15/2024	1,476,223
2,917,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	5.78%		06/01/2024	2,921,385
1,410,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	1,300,183
4,160,000	Comcast Corporation	5.25%		11/07/2025	4,219,118
1,040,000	Conagra Brands, Inc.	4.30%		05/01/2024	1,026,223
1,960,000	Constellation Brands, Inc.	3.60%		05/09/2024	1,922,340
1,762,000	Dell International LLC	4.00%		07/15/2024	1,732,707
2,385,000	Dell International LLC	5.85%		07/15/2025	2,412,624
2,200,000	Dollar General Corporation	4.15%		11/01/2025	2,153,647
3,753,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,667,337
2,125,000	Duke Energy Corporation	5.00%		12/08/2025	2,122,780
6,400,000	Elevance Health, Inc.	3.50%		08/15/2024	6,246,699
4,055,000	Energy Transfer LP	5.88%		01/15/2024	4,066,475
4,790,000	Entergy Corporation	0.90%		09/15/2025	4,270,189
4,640,000	Equinix, Inc.	1.25%		07/15/2025	4,199,821
4,169,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	4,207,721
2,240,000	General Mills, Inc.	4.00%		04/17/2025	2,189,580
1,675,000	General Mills, Inc.	5.24%		11/18/2025	1,679,763
4,270,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	4,208,644
4,455,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	4,287,908
4,137,000	HCA, Inc.	5.00%		03/15/2024	4,115,202
3,678,000	Hyatt Hotels Corporation	1.30%		10/01/2023	3,576,296
2,570,000	Hyundai Capital America	1.00	% (a)	09/17/2024	2,376,076

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,415,000	JPMorgan Chase & Company	3.90%		07/15/2025	4,320,500
2,835,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	2,674,842
5,890,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	5.27%		04/26/2026	5,838,753
4,250,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	4,036,307
680,000	Kinder Morgan, Inc.	4.30%		06/01/2025	667,495
1,110,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,094,565
4,250,000	Magallanes, Inc.	3.79	% (a)	03/15/2025	4,062,885
4,155,000	Marriott International, Inc.	3.60%		04/15/2024	4,073,883
4,340,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	4,281,849
940,000	McDonald’s Corporation	3.35%		04/01/2023	936,554
985,000	McDonald’s Corporation	3.38%		05/26/2025	953,716
2,515,000	McDonald’s Corporation	1.45%		09/01/2025	2,308,684
4,651,000	Microchip Technology, Inc.	0.97%		02/15/2024	4,418,711
4,510,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	4,479,863
4,374,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	4,311,719
3,351,000	Mosaic Company	4.25%		11/15/2023	3,324,205
500,000	Mylan, Inc.	3.13	% (a)	01/15/2023	499,622
1,755,000	New York Life Global Funding	3.60	% (a)	08/05/2025	1,693,256
1,350,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,332,983
605,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	597,183
1,030,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	939,181
3,400,000	Northrop Grumman Corporation	2.93%		01/15/2025	3,263,240
4,520,000	NVIDIA Corporation	0.58%		06/14/2024	4,267,325
3,135,000	Omnicom Group, Inc.	3.65%		11/01/2024	3,075,831
2,060,000	Oracle Corporation	5.80%		11/10/2025	2,108,408
1,455,000	Pacific Gas and Electric Company	3.25%		02/16/2024	1,420,795
2,800,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,759,398
1,895,000	Parker-Hannifin Corporation	3.65%		06/15/2024	1,855,237
4,360,000	Penske Truck Leasing Company LP	2.70	% (a)	11/01/2024	4,112,833
1,515,000	Phillips 66	3.85%		04/09/2025	1,479,083
810,000	Phillips 66	1.30%		02/15/2026	726,552
2,185,000	Pioneer Natural Resources Company	1.13%		01/15/2026	1,949,875
3,275,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	3,154,284
4,407,000	Republic Services, Inc.	2.50%		08/15/2024	4,225,909
4,520,000	Royalty Pharma PLC	0.75%		09/02/2023	4,380,089
2,210,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	2,214,775
1,911,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	1,878,561
3,519,000	Simon Property Group LP	2.00%		09/13/2024	3,344,583
4,200,000	Southern California Edison Company	5.15	% (c)	04/01/2024	4,171,193
1,270,000	Synchrony Financial	4.38%		03/19/2024	1,247,741
3,295,000	Synchrony Financial	4.25%		08/15/2024	3,221,395
2,930,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	2,836,565
2,210,000	Toyota Motor Credit Corporation	3.65%		08/18/2025	2,149,499
4,615,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	4,454,823

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,453,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	4.68%		06/09/2025	2,402,580
890,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	840,180
1,885,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,826,409
4,150,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	5.71%		05/15/2025	4,185,099
2,072,000	Viatris, Inc.	1.65%		06/22/2025	1,878,442
1,685,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.32%)	5.24%		04/25/2026	1,680,559
1,750,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.56%)	4.54%		08/15/2026	1,716,670
4,355,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	4,285,364
4,365,000	Welltower, Inc.	3.63%		03/15/2024	4,273,568
1,950,000	Williams Companies, Inc.	4.55%		06/24/2024	1,929,791
2,245,000	Workday, Inc.	3.50%		04/01/2027	2,101,501
4,545,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	4,228,594

Total US Corporate Bonds (Cost $290,988,823)					280,017,465

US Government and Agency Mortgage Backed Obligations - 2.6%
506,206	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	457,393
493,813	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	445,584
8,481,204	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SB8119	2.00%		09/01/2036	7,574,499
6,331,114	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.37	% (b)(g)	03/25/2023	1,763
294,430	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 0.00% Floor, 6.28% Cap)	1.96	% (g)(h)	02/15/2038	24,684
669,942	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	623,526
9,347,792	Federal Home Loan Mortgage Corporation REMICS, Series 4954-LB	2.50%		02/25/2050	8,109,982
6,354,732	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	5,607,749
945,616	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%, 0.00% Floor)	5.55	% (a)	01/25/2051	886,734
655,872	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	590,927
1,613,932	Federal National Mortgage Association Pass-Thru, Pool CB0302	1.50%		05/01/2036	1,400,130
191,231	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	179,988
807,779	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	716,302
14,505,804	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	12,371,123
493,871	Federal National Mortgage Association REMICS, Series 2012-32-DA	2.00%		11/25/2026	481,688
33,617	Federal National Mortgage Association REMICS, Series 2013-40-KP	3.50%		04/25/2042	33,456
1,498,902	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	1,353,155
7,326,860	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (g)(h)	06/25/2049	723,833
5,672,879	Federal National Mortgage Association REMICS, Series 2020-39-MH	3.00%		06/25/2040	5,090,072

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,796,956	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	4,241,797
9,050,263	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	7,771,959
1,332,193	Federal National Mortgage Association, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.38% Cap)	3.88%		11/01/2042	1,345,882
2,966,284	Federal National Mortgage Association, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.55% Cap)	3.95%		07/01/2042	3,015,609
794,894	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.55%, 1.55% Floor, 7.02% Cap)	3.41%		05/01/2045	800,489
3,802,065	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67% Floor, 7.73% Cap)	3.33%		05/01/2044	3,879,841
22,698,479	Federal National Mortgage Association, Series 2020-M49-1A1	1.26	% (b)	11/25/2030	19,738,631
10,025,066	Federal National Mortgage Association, Series 2021-M20-A1	1.84	% (b)	10/25/2031	8,759,039
4,694,505	Federal National Mortgage Association, Series 2022-M11-A1	2.96	% (b)	10/25/2027	4,624,193
8,748,496	Federal National Mortgage Association, Series 2022-M1S-A1	2.08	% (b)	11/25/2031	7,787,815
190,914	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	189,082
3,150	Government National Mortgage Association, Series 2017-4-NC	3.00%		10/20/2045	3,140

Total US Government and Agency Mortgage Backed Obligations (Cost $124,583,689)					108,830,065

US Government and Agency Obligations - 19.2%
119,800,000	United States Treasury Notes	2.50	% (j)	05/31/2024	116,248,117
78,200,000	United States Treasury Notes	3.00%		06/30/2024	76,336,641
78,500,000	United States Treasury Notes	3.00	% (j)	07/31/2024	76,580,430
48,900,000	United States Treasury Notes	3.25	% (j)	08/31/2024	47,885,707
77,300,000	United States Treasury Notes	4.25	% (j)	09/30/2024	76,916,519
67,500,000	United States Treasury Notes	4.38	% (j)	10/31/2024	67,312,793
115,800,000	United States Treasury Notes	4.50%		11/30/2024	115,813,571
59,000,000	United States Treasury Notes	3.13	% (j)	08/15/2025	57,289,921
49,300,000	United States Treasury Notes	3.50	% (j)	09/15/2025	48,321,703
48,400,000	United States Treasury Notes	4.25	% (j)	10/15/2025	48,369,750
66,900,000	United States Treasury Notes	4.50	% (j)	11/15/2025	67,312,899

Total US Government and Agency Obligations (Cost $804,029,483)					798,388,051

Common Stocks - 0.0% (m)
58,790	Foresight Equity (f)(i)				703,130

Total Common Stocks (Cost $851,127)					703,130

Warrants - 0.0% (m)
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (f)(i)				—

Total Warrants (Cost $–)					—

Short Term Investments - 4.3%
23,601,554	First American Government Obligations Fund - Class U	4.10	% (k)		23,601,554
23,601,554	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (k)		23,601,554
3,832,316	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (k)		3,832,316
49,000,000	United States Treasury Bills	0.00	% (j)	03/23/2023	48,544,471
80,500,000	United States Treasury Bills	0.00%		08/10/2023	78,331,163

Total Short Term Investments (Cost $177,904,792)					177,911,058

Total Investments - 109.6% (Cost $4,937,676,153)					4,554,070,383
Liabilities in Excess of Other Assets - (9.6)%					(399,278,701)

NET ASSETS - 100.0%					$4,154,791,682

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Value determined using significant unobservable inputs.

(g)	Interest only security

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Non-income producing security

(j)	All or a portion of this security has been pledged as collateral

(k)	Seven-day yield as of period end

(l)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	23.4%
US Government and Agency Obligations	19.2%
Non-Agency Residential Collateralized Mortgage Obligations	15.0%
Non-Agency Commercial Mortgage Backed Obligations	13.8%
Bank Loans	8.3%
Asset Backed Obligations	7.9%
Foreign Corporate Bonds	7.8%
US Corporate Bonds	6.8%
Short Term Investments	4.3%
US Government and Agency Mortgage Backed Obligations	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Common Stocks	0.0%	(m)
Warrants	0.0%	(m)
Other Assets and Liabilities	(9.6)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	23.4%
US Government and Agency Obligations	19.2%
Non-Agency Residential Collateralized Mortgage Obligations	15.0%
Non-Agency Commercial Mortgage Backed Obligations	13.8%
Asset Backed Obligations	7.9%
Banking	5.3%
Short Term Investments	4.3%
US Government and Agency Mortgage Backed Obligations	2.6%
Utilities	2.1%
Healthcare	1.6%
Business Equipment and Services	1.2%
Pharmaceuticals	1.1%
Electronics/Electric	1.0%
Energy	0.9%
Media	0.9%
Food Service	0.8%
Transportation	0.8%
Technology	0.6%
Retailers (other than Food/Drug)	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Telecommunications	0.6%
Containers and Glass Products	0.5%
Chemicals/Plastics	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Automotive	0.4%
Aerospace & Defense	0.4%
Food Products	0.4%
Insurance	0.3%
Leisure	0.3%
Building and Development (including Steel/Metals)	0.3%
Finance	0.3%
Chemical Products	0.3%
Mining	0.2%
Environmental Control	0.2%
Real Estate	0.2%
Financial Intermediaries	0.2%
Commercial Services	0.1%
Beverage and Tobacco	0.1%
Construction	0.1%
Diversified Manufacturing	0.0%	(m)
Food/Drug Retailers	0.0%	(m)
Industrial Equipment	0.0%	(m)
Consumer Products	0.0%	(m)
Other Assets and Liabilities	(9.6)%

	100.0%

(m)	Represents less than 0.05% of net assets

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/07/2023	100,000,000	$2,503,171
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/29/2023	100,000,000	2,444,509
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/31/2024	65,000,000	1,164,821
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/23/2024	70,000,000	427,378
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/16/2024	75,000,000	344,826
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/04/2024	50,000,000	143,204
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/01/2023	85,000,000	44,316
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/06/2024	50,000,000	(548)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/17/2023	60,000,000	(516,676)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/16/2023	60,000,000	(584,998)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/10/2024	70,000,000	(824,139)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/27/2023	85,000,000	(1,024,945)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/21/2023	100,000,000	(1,533,725)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/09/2023	85,000,000	(1,949,108)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/14/2023	90,000,000	(2,639,797)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/12/2023	50,000,000	(2,872,712)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/15/2023	80,000,000	(3,531,880)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/16/2023	60,000,000	(3,580,908)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/20/2023	90,000,000	(4,384,376)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/21/2023	80,000,000	(4,575,680)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/26/2023	65,000,000	(4,628,030)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/10/2023	85,000,000	(5,026,075)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/27/2023	100,000,000	(5,138,181)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/18/2023	75,000,000	(5,194,513)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/09/2023	100,000,000	(5,656,283)

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/07/2023	85,000,000	$(5,668,795)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/24/2023	70,000,000	(6,023,751)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/19/2023	70,000,000	(6,327,531)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/22/2023	60,000,000	(6,531,127)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/01/2023	60,000,000	(7,065,516)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/06/2023	100,000,000	(7,840,960)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/28/2023	75,000,000	(7,941,521)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/25/2023	90,000,000	(8,919,498)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/31/2023	100,000,000	(9,101,442)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/04/2023	85,000,000	(9,257,332)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/11/2023	95,000,000	(9,440,701)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/14/2023	80,000,000	(9,969,505)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	09/20/2023	80,000,000	(9,992,822)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/11/2023	75,000,000	(10,367,121)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/08/2023	95,000,000	(10,614,274)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/12/2023	90,000,000	(10,828,422)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/06/2023	95,000,000	(11,711,418)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/14/2023	75,000,000	(11,757,762)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	05/30/2023	95,000,000	(12,858,339)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	09/27/2023	95,000,000	(13,344,111)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/12/2023	95,000,000	(13,379,239)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/21/2023	100,000,000	(13,909,147)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/23/2023	90,000,000	(14,006,856)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/24/2023	80,000,000	(14,373,330)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	04/26/2023	80,000,000	(14,513,027)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	02/28/2023	100,000,000	(14,760,233)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/26/2023	75,000,000	(15,263,331)

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/16/2023	95,000,000	$(15,308,845)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/04/2023	90,000,000	(15,631,643)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/18/2023	100,000,000	(16,758,135)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/10/2023	100,000,000	(18,186,673)

							$(398,242,756)

(1)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.